Property and Equipment, Net of Accumulated Depreciation and Amortization, by Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 266,608	$ 300,102
United States
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	194,800	203,800
Europe
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	52,400	58,300
Japan
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	9,700	11,300
Other
Segment Reporting Information [Line Items]
Property and equipment, net of accumulated depreciation and amortization	$ 9,700	$ 26,700